Schedule of Compensation Options (Details) - $ / shares	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020	Jun. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued - Compensation Options	435,000	[1],[2]	300,000	[3]	1,037,977	[4],[5]		7,532,659	[6],[7]
Weighted Average exercise price Issued - Compensation Options	$ 0.55	[1],[2]	$ 0.15	[3]	$ 0.34	[4],[5]		$ 0.56	[6],[7]
Number of stock options, Beginning balance	7,580,159		9,053,136		8,015,159			287,100
Weighted Average exercise price beginning balance	$ 0.62		$ 0.58		$ 0.62			$ 7.50
Number of stock options, Ending balance	8,015,159		9,305,636		9,053,136		8,015,159	7,580,159
Weighted Average exercise price ending balance	$ 0.62		$ 0.52		$ 0.58		$ 0.62	$ 0.62
Compensation Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issued - Compensation Options			1,879,892		351,000		3,239,907
Weighted Average exercise price Issued - Compensation Options			$ 0.30		$ 0.35		$ 0.35
Number of stock options, Beginning balance			3,590,907		3,239,907
Weighted Average exercise price beginning balance			$ 0.35		$ 0.35
Number of stock options, Ending balance	3,239,907		5,470,799		3,590,907		3,239,907
Weighted Average exercise price ending balance	$ 0.35		$ 0.34		$ 0.35		$ 0.35

[1]	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $14,465 for the three and nine months ended September 30, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).
[4]	On February 19, 2021,
[5]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the three and nine months ended September 30, 2022, compared to $43,941 and $160,750 for the three and nine months ended September 30, 2021, respectively, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).
[6]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[7]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.